Loans - Schedule of Impairment by Class of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 6,972	$ 4,621	$ 9,832
Recorded Investment With No Allowance	5,483	3,122	5,565
Recorded Investment With Allowance	588	738	2,317
Total Recorded Investment	6,071	3,860	7,882
Related Allowance	34	101	244
Average Recorded Investment	5,676	6,369	7,573
Interest Income Recognized	134	113	123
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,982	815	3,352
Recorded Investment With No Allowance	2,541	383	1,329
Recorded Investment With Allowance	16	36	399
Total Recorded Investment	2,557	419	1,728
Related Allowance	16	36	74
Average Recorded Investment	2,054	1,511	2,884
Interest Income Recognized	68	37	52
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,952	2,616	4,826
Recorded Investment With No Allowance	2,471	1,976	3,117
Recorded Investment With Allowance	176	433	1,566
Total Recorded Investment	2,647	2,409	4,683
Related Allowance	17	64	151
Average Recorded Investment	2,517	3,531	3,213
Interest Income Recognized	11	19	14
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,024	1,190	1,654
Recorded Investment With No Allowance	457	763	1,119
Recorded Investment With Allowance	396	269	352
Total Recorded Investment	853	1,032	1,471
Related Allowance	1	1	19
Average Recorded Investment	1,093	1,327	1,476
Interest Income Recognized	54	$ 57	$ 57
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	14
Recorded Investment With No Allowance	14
Total Recorded Investment	14
Average Recorded Investment	12
Interest Income Recognized	$ 1